SSgA FUNDS

SUPPLEMENT DATED MARCH 24, 2006

SSgA BOND MARKET FUND

SSgA HIGH YIELD BOND FUND

SSgA INTERMEDIATE FUND

PROSPECTUSES

DATED DECEMBER 16, 2005

Shareholders are hereby notified that effective April 1, 2006, the prospectus section entitled, “Dividends and Distributions” is hereby supplemented with respect to the SSgA Bond Market Fund, SSgA High Yield Bond Fund, and SSgA Intermediate Fund to reflect that the Board of Trustees intends to declare and pay dividends monthly. The remainder of the section entitled “Dividends and Distributions” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSgA FUNDS

SUPPLEMENT DATED MARCH 24, 2006

SSgA FUNDS

PROSPECTUS

DATED DECEMBER 16, 2005

SSgA EMERGING MARKETS FUND

Shareholders of the SSgA Emerging Markets Fund are hereby notified that the prospectus section entitled “Shareholder Information” is hereby amended to add the following information under the section entitled “Shareholder Information—Purchase of Fund Shares—Distribution and Eligible Investors:”

The SSgA Emerging Markets Fund offers two classes of shares, the Institutional Class offered in this prospectus, and the Select Class. Each class of the Emerging Markets Fund represents an interest in the same portfolio of investments, but has different charges and expenses. The Select Class is offered in a separate prospectus through Select Intermediaries. For more information about the Select Class and Select Intermediaries,  please call 1-800-997-7327.

The remainder of the section entitled “Shareholder Information” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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SSgA FUNDS

SUPPLEMENT DATED MARCH 24, 2006

SSgA FUNDS

PROSPECTUS

DATED DECEMBER 16, 2005

SSgA TUCKERMAN ACTIVE REIT FUND

Shareholders of the SSgA Tuckerman Active REIT Fund are hereby notified that Fernando Diaz will no longer serve as a portfolio manager of the Fund. Accordingly, on page 43 of the prospectus, under the heading “Portfolio Management—Tuckerman Active REIT Fund,” the disclosure referring to Mr. Diaz is deleted. The remainder of the section entitled “Portfolio Management” is unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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